Consolidated Statements of Operations - USD ($)	12 Months Ended
	Aug. 31, 2017	Aug. 31, 2016
Income Statement [Abstract]
Revenue
Operating Expenses:
Employee compensation (including stock-based compensation of $193,333 and $0, respectively)	463,782
Consulting fees (including stock-based compensation of $1,173,334 and $0, respectively)	1,198,334
Professional fees	98,677
Occupancy	13,953
Other	52,333	13,079
Total Operating Expenses	1,827,079	13,079
Loss from Operations	(1,827,079)	(13,079)
Other Income (Expenses)
Interest expense - related party	(9,663)
Gain on settlement of accounts payable and accrued liabilities	47,003
Gain on settlement of bank overdraft	572
Total Other Income (Expenses) - net	37,912
Net Loss	$ (1,789,167)	$ (13,079)
Net Loss per share of Class A, Class B, and Class C Common Stock - Basic and Diluted	$ (0.02)	$ (0.06)
Weighted Average Number of Class A, Class B, and Class C Common Shares - Basic and Diluted	76,849,922	217,046